COMMON STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		3 Months Ended						12 Months Ended
	Jul. 02, 2022	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 21, 2022	Feb. 03, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price		$ 6.41
Proceeds from Issuance or Sale of Equity		$ 4,000,000						$ 1,299,000	$ 4,500,000
Share price										$ 4	$ 4
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares expired		67,500						1,228,875	232,517
Options [Member] | Former Staff [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period				110,000		8,922
Proceeds from Issuance or Sale of Equity						$ 63,860
Options [Member] | Two Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			80,000
Warrant [Member] | Seven Holder [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercised						205,574
Warrant exercise price						$ 7.70
Total common stock						50,588
Warrant [Member] | Seven Holder [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price						$ 9.25
Warrant [Member] | Seven Holder [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price						$ 11.14
Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted			20,000		665,000
Strike price			$ 6.41
Stock option plan expense	$ 33,096				$ 1,596,804
Stock-based compensation expense					819,191
Unamortized expense					$ 426,004
Total compensation cost for stock options not yet recognized, period					2 years
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted							20,000
Strike price							$ 4.32
Stock option plan expense							$ 52,758
Stock-based compensation expense							7,685
Unamortized expense							$ 45,073
Total compensation cost for stock options not yet recognized, period							2 years 9 months